Small Cap Value Portfolio Investment Strategy - Small Cap Value Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	Normally, the Portfolio invests at least 80% of net assets (plus any borrowings for investment purposes) in securities of small-capitalization value companies. For purposes of the Portfolio, small-capitalization companies are those companies with market capitalizations that do not exceed the maximum market capitalization of any security in the Russell 2000® Index (approximately $38.26 billion as of March 31, 2026). The market capitalizations of companies in the Portfolio and the Index changes over time and securities of companies whose market capitalizations no longer fall within this range after purchase may continue to be held by the Portfolio. The Portfolio may, on occasion, purchase companies with a market capitalization above the range. Securities falling outside of the market capitalization range noted above will be included in the overall calculation of assets but not counted as fulfilling the 80% minimum. The Portfolio may also invest in the equity securities of micro cap companies (defined as companies with stock market capitalizations less than $500 million at the time of investment). Value companies, as defined by the adviser, are those included in a third-party value index or those that exhibit certain financial characteristics (e.g., price-to-earnings ratio, price-to-book ratio, enterprise value-to-sales ratio, or cash flow trends) determined by the adviser to indicate the company is undervalued by the market. For this purpose, a third-party value index is an index developed, calculated, and maintained by a third-party that measures the performance of value stocks. The adviser generally selects for inclusion in the Portfolio companies whose current stock prices do not appear to adequately reflect their underlying value as measured by assets, earnings, cash flow or business franchises. While the Portfolio does not seek to focus its investments in any particular economic sector, the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector as a result of the adviser’s stock selection process.While most assets will be invested in U.S. common stocks, other securities may also be purchased, including American Depositary Receipts (ADRs) and foreign securities (up to 20% of net assets), real estate investment trust (REITs) and securities of other investment companies, including open-end funds, closed-end funds, exchange traded funds (ETFs) and business development companies (BDCs), in keeping with the Portfolio’s objectives. The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses or redeploy assets into more promising opportunities.